BORROWINGS	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Borrowings	NOTE 5 - BORROWINGS

	30 June	30 June	31 December
USDm	2024	2023	2023

Falling due within one year	175.7	197.3	172.5
Falling due between one and two years	153.3	166.7	146.5
Falling due between two and three years	146.5	148.5	147.2
Falling due between three and four years	116.2	136.4	110.8
Falling due between four and five years	327.5	225.7	119.8
Falling due after five years	350.3	286.4	370.1
Total	1,269.5	1,161.0	1,066.9
Borrowing costs	-16.3	-13.5	-13.9
Right-of-use lease liabilities	4.8	6.2	6.6
Total borrowings	1,258.0	1,153.7	1,059.6

The senior unsecured bond issue of USD 200m in January 2024 was successfully listed on the Oslo Stock
Exchange in June 2024.
As of 30 June 2024, TORM was in compliance with financial covenants. TORM expects to remain in compliance with financial covenants in the remaining period of 2024.